Revenue Recognition - Schedule of Revenues by Services Categories (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenue from External Customer [Line Items]
Revenues	$ 3,417,018	$ 1,351,121
% of revenues	100.00%	100.00%
Advisory and transaction services [Member]
Revenue from External Customer [Line Items]
Revenues	$ 153,492	$ 146,515
% of revenues	4.50%	10.80%
Corporate business training services [Member]
Revenue from External Customer [Line Items]
Revenues	$ 343,455	$ 454,357
% of revenues	10.10%	33.60%
Corporate consulting services [Member]
Revenue from External Customer [Line Items]
Revenues	$ 43,316	$ 654,398
% of revenues	1.30%	48.40%
Revenues from sales of devices to support AI data collection and analysis [Member]
Revenue from External Customer [Line Items]
Revenues	$ 2,783,071
% of revenues	81.40%
Others [Member]
Revenue from External Customer [Line Items]
Revenues	$ 93,684	$ 95,851
% of revenues	2.70%	7.10%